Income Taxes - Significant Components of Total Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes on continuing operations before equity in net income of an affiliated company and net income attributable to the noncontrolling interest-exclusive of the effects of other components listed below	¥ 4,438	¥ 8,473	¥ 16,512
Adjustments of deferred tax assets and liabilities for enacted changes in tax laws and rates in Japan	893		429
Total	5,331	8,473	16,941
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	28	44	0
Foreign currency translation adjustment	(8)	16	43
Pension liability adjustment	1	2	196
Total income taxes	¥ 5,352	¥ 8,535	¥ 17,180